Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Material Accounting Policies
3)	MATERIAL ACCOUNTING POLICIES

3.1)	PRINCIPLES OF CONSOLIDATION
The consolidated financial statements comprise Cemex, S.A.B. de C.V. and all controlled entities. Intercompany balances and transactions are eliminated upon consolidation. Investments in associates and jointly controlled entities are accounted for using the equity method, which recognizes the original cost and Cemex’s share of the investee’s equity and earnings after acquisition.

3.2)	USE OF ESTIMATES AND CRITICAL ASSUMPTIONS
Preparing financial statements under IFRS requires management to make estimates and assumptions that impact reported assets, liabilities, revenues and expenses, as well as the disclosure of contingent items. These assumptions are reviewed regularly based on available information. Actual results may differ from these estimates in future years. Main items subject to significant estimates and assumptions include lease accounting, impairment testing of long-lived assets and goodwill, recognition of deferred income tax balances, uncertain tax positions, fair value measurement of financial instruments, employee benefit assets and liabilities and contingent liabilities.

3.3)	FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION OF FOREIGN CURRENCY FINANCIAL STATEMENTS
Transactions in foreign currencies are recorded in each consolidated entity’s functional currency at the exchange rates in effect on the transaction dates. Monetary assets and liabilities in foreign currencies are translated at the exchange rate on the statement of financial position date. Resulting foreign exchange fluctuations are recognized in the Income Statements, except for those arising from: 1) foreign currency debt related to the acquisition of foreign entities; and 2) balances with related parties in foreign currency that are not expected to be settled in the foreseeable future and are considered permanent investment. These specific exchange fluctuations are recorded in “Other equity reserves,” as part of the foreign currency translation adjustment (note 22.2) until the foreign net investment is disposed of. At that time, the accumulated amount in equity is recognized in the Income Statement as part of the gain or loss on disposal.
Financial statements of consolidated entities are prepared in their functional currency and translated to Dollars. The statement of financial position uses the closing exchange rate, while Income Statements use the monthly closing rates for the period. The functional currency is the currency in which each entity primarily generates and expenses cash. Translation effects are included in “Other equity reserves” and presented in the statement of other comprehensive income as part of the foreign currency translation until the consolidated entity is disposed of (note 22.2).
For functional currency purposes, the Parent Company is considered to have two divisions. The financial and holding activities use the Dollar as the functional currency for all related assets, liabilities and transactions. The operating activities in Mexico use the Peso as the functional currency for all related assets, liabilities and transactions associated with these activities.

The most significant closing exchange rates for the statement of financial position and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for the Income Statements with respect to Cemex’s main functional currencies to the Dollar as of December 31, 2025, 2024 and 2023, were as follows:

	2025		2024		2023
Currency	Closing	Average	Closing	Average	Closing	Average
Peso	18.01	19.19	20.83	18.55	16.97	17.63
Euro	0.8513	0.8851	0.9654	0.9265	0.9059	0.9227
British Pound Sterling	0.7420	0.7573	0.7988	0.7819	0.7852	0.8019

3.4)	FINANCIAL INSTRUMENTS
Classification and measurement of financial instruments
Financial assets are classified as “Held to collect” and measured at amortized cost whether they meet both of the following conditions and are not designated at fair value through profit or loss: a) they are held within a business model focused on collecting contractual cash flows; and b) their contractual terms result in cash flows on specified dates that are solely payments of principal and interest. Amortized cost is the net present value of the consideration receivable or payable at the transaction date. This classification includes the following categories:

•
Cash and cash equivalents. This category includes available cash and low-risk,
highly liquid short-term investments that are readily convertible to known amounts of cash. These investments, including overnight placements, yield fixed returns and have a maturity of less than three months from the investment date.

•
Trade accounts receivable, other current accounts receivable and other current assets (notes 10, 11 and 13). Cemex initially recognizes these short-term assets at the original transaction amount, less expected credit losses.

•
Trade accounts receivable sold under securitization programs, where Cemex retains a residual interest or continued involvement in the assets in case of recovery failure, do not qualify for derecognition and remain on the statement of financial position (notes 10 and 18.2).

•	Investments and non-current accounts receivable (note 14.2). Subsequent changes in amortized cost are recognized in the Income Statement under “Financial income and other items, net.”
Certain strategic investments are measured at fair value through other comprehensive income within “Other equity reserves” (note 14.2). Cemex does not hold financial assets classified as “Held to collect and sell,” where the business model is to collect contractual cash flows and subsequently sell the assets. Financial assets not classified as “Held to collect” or lacking strategic characteristics are measured at fair value through the Income Statement under “Financial income and other items, net” (note 14.2).
Debt instruments and other financial obligations are classified as “Loans” and measured at amortized cost (notes 18.1 and 18.2). Consolidated financial expenses reflect the interest on Cemex’s debt instruments, measured using the effective interest rate. Accrued interest is recognized in “Other accounts payable and accrued expenses” against financial expense. During the reporting periods, Cemex did not have any financial liabilities voluntarily recognized at fair value or associated with fair value hedging strategies using derivative financial instruments.
Derivative financial instruments are recognized as assets or liabilities in the statement of financial position at estimated fair value. Changes in fair value are recognized in the Income Statement under “Financial income and other items, net” for the period in which they occur, except for hedging instruments as described below.
Hedging instruments (note 18.4)
A hedging relationship is established to the extent the entity considers, based on the analysis of the overall characteristics of the hedging and hedged items, that the hedge will be highly effective in the future and the hedge relationship at inception is aligned with the entity’s reported risk management strategy (note 18.5). The accounting categories of hedging instruments are cash flow hedge and net investment hedge in foreign subsidiaries.

In cash flow hedges, the effective portion of changes in fair value of derivative instruments is recognized in stockholders’ equity within “Other equity reserves” and are reclassified to earnings as the interest expense of the related debt is accrued, in the case of interest rate swaps, or when the underlying products are consumed in the case of contracts on the price of raw materials and commodities. In hedges of the net investment in foreign subsidiaries, changes in fair value are recognized in stockholders’ equity as part of the foreign currency translation result within “Other equity reserves” (note 3.3), whose reversal to earnings would take place upon disposal of the foreign investment. Derivative instruments are negotiated with institutions with significant financial capacity; therefore, Cemex believes the risk of non-performance
of the obligations agreed to by such counterparties to be minimal.
Impairment of financial assets
Impairment losses of financial assets, including trade accounts receivable, are recognized using the Expected Credit Loss model (“ECL model”) for the entire lifetime of such financial assets on initial recognition, and at each subsequent reporting period, even in the absence of a credit event or if a loss has not yet been incurred, considering for their measurement past events and current conditions, as well as reasonable and supportable forecasts affecting collectability. For purposes of the ECL model of trade accounts receivable, on a country-by-country
basis, Cemex segments its accounts receivable by type of client, homogeneous credit risk and days past due and determines for each segment an average rate of ECL, considering actual credit loss experience generally over the last 12 months and analyses of future delinquency, that is applied to the balance of the accounts receivable. The average ECL rate increases in each segment of days past due until the rate is 100% for the segment of 365 days or more past due.
Costs incurred in the issuance of debt or borrowings
Direct costs related to debt issuances, borrowings, or debt refinancing and modifications that do not result in debt extinguishment are added to the carrying amount of the debt and amortized as financial expense over the instrument’s term using the effective interest rate. These costs include commissions and professional fees. Costs incurred in the extinguishment of debt, as well as debt refinancing or modifications to debt agreements, when the new instrument is substantially different from the old instrument according to a qualitative and quantitative analysis, are recognized in the Income Statement as incurred.
Leases (notes 15.2 and 18.2)
At contract inception, Cemex evaluates whether the contract is, or contains, a lease. A contract is considered a lease if it grants the right to control the use of an identified asset for a period in exchange for consideration. Leases are recognized as financial liabilities and corresponding right-of-use,
measured at commencement date as the net present value of future fixed payments. The interest rate used is either the interest rate implicit in the lease or, if unavailable Cemex’s incremental borrowing rate. Cemex determines this rate by referencing external financing sources and adjusting for the lease term, asset type, and economic environment.
Cemex does not separate
non-lease
components from lease component within the same contract. Lease payments used to measure lease liability include fixed contractual rental payments, less incentives, fixed payments for non-lease
components and the value of a purchase option if it is highly probable to be exercised or considered a bargain. Interest on financial obligations related to lease contracts is recognized as “Financial expense” in the Income Statement.
At the commencement date or when modifying a lease contract component, Cemex allocates consideration to each lease component based on its relative stand-alone prices. Cemex applies the recognition exception for lease with terms of 12 months or less and for contracts involving low-value
assets, recognizing lease payment for these leases as rental expense in the Income Statement.
The lease liability is measured at amortized cost using the effective interest method as payments are incurred. It is remeasured if: a) future lease payments change due to an index or rate adjustments, b) the expected amount payable under a residual guarantee changes, c) the Company revises its assessment of whether to exercise a purchase, extension or termination option, or d) there is a revised in-substance
fixed lease payment. When the lease liability is remeasured, the carrying amount of the right-of-use
asset is adjusted. If the asset has been reduced to zero, the adjustment is recognized within “Financial income and other items, net.”
Embedded derivative financial instruments
Cemex reviews its contracts to identify embedded derivatives. Identified embedded derivatives are analyzed to determine if they need to be separated from the host contract and recognized in the statement of financial position as assets or liabilities.

3.5)	PROPERTY, MACHINERY AND EQUIPMENT AND ASSETS FOR THE RIGHT-OF-USE (note 15)
Property, machinery and equipment are recognized at their acquisition or construction cost, as applicable, less accumulated depreciation and impairment losses. Depreciation of fixed assets is recognized as part of cost and operating expenses (notes 6 and 7) and is calculated using the straight-line method over the estimated useful lives of the assets, except for mineral reserves, which are depleted using the units-of-production
method. Periodic maintenance of fixed assets is expensed as incurred. Advances to suppliers of fixed assets are presented as part of other non-current
accounts receivable.
Assets for the
right-of-use
related to leases are initially measured at cost, which comprises the initial amount of the lease liability adjusted by any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset, less any lease incentives received. Assets for the right-of-use
are generally depreciated using the straight-line method from the commencement date to the end of the lease term. Assets for the right-of-use
may be reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
Cemex capitalizes, as part of the related cost of fixed assets, interest expense from existing debt during the construction or installation period of qualifying fixed assets, considering Cemex’s corporate average interest rate and the average balance of investments in process for the period.

3.6)	BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS (notes 5.1, 16 and 17)
The consideration transferred in business combinations is allocated to all assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. Any unallocated portion of the consideration transferred represents goodwill, which is not amortized and is subject to periodic impairment tests (note 3.7). Costs associated with the acquisition are recognized in the Income Statement as incurred.
Intangible assets are recognized at their acquisition or development cost, as applicable, when probable future economic benefits are identified and there is evidence of control over such benefits. Definite life intangible assets are amortized on a straight-line basis or using the units-of-production
method, as applicable, as part of operating costs and expenses (notes 6 and 7). Direct costs incurred in the development stage of computer software for internal use are capitalized and amortized through the operating results over the useful life of the software, which, on average, is five years.

3.7)	IMPAIRMENT OF LONG-LIVED ASSETS (notes 15, 16 and 17)
Property, machinery and equipment, assets for the
right-of-use,
intangible assets of definite life and other investments
Assets are evaluated for impairment when internal or external indicators arise. Impairment losses, representing the amount by which the asset’s carrying value exceeds its recoverable amount, are recorded in “Other expenses, net.” Recoverable amounts are based on the net present value of projected future cash flows over the asset’s useful life or, when available, the asset’s fair value.
Goodwill
Goodwill is tested for impairment at least annually, during the last quarter, or when there are internal or external indicators suggesting potential impairment. This testing is conducted at the level of the group of Cash-Generating Units (CGUs) to which goodwill has been allocated. The recoverable amount is determined by taking the higher of the value in use, which is calculated as the net present value of estimated future cash flows over five years plus terminal value, or the fair value of the group of CGUs if it can be measured. If the recoverable amount is lower than the net book value of the group of CGUs, an impairment loss is recognized under “Other expenses, net” in the Income Statement. Impairment charges recognized on goodwill cannot be reversed in subsequent periods. For impairment testing, consolidated goodwill is allocated to country level groups of CGUs, which is also the level at which management internally monitors goodwill.

3.8)	PROVISIONS (notes 19, 25 and 26)
Cemex recognizes provisions for legal or constructive obligations arising from past events that require cash outflows or the transfer of the Company’s resources. As of December 31, 2025 and 2024, significant proceedings contributing to Cemex’s current and non-current
liabilities and provisions are described in notes 19.2 and 19.3.
Contingent obligations or losses are disclosed qualitatively in the notes to consolidated financial statements. Long-term commitments with third parties, such as supply contracts, are recognized on an incurred or accrued basis, reflecting the substance of the agreements. Relevant commitments are disclosed in the notes.

3.9)	PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS (note 20)
Defined contribution pension plans
The costs of defined contribution pension plans are recognized in the operating results as they are incurred. Liabilities arising from such plans are settled through cash transfers to the employees’ retirement accounts, without generating future obligations.
Defined benefit pension plans and other post-employment benefits
Costs related to defined benefit pension plans and other post-employment benefits, including health care, life insurance and seniority premiums, are recognized as employees render services. These costs are determined using actuarial estimations of the present value of benefits, based on advice from external actuaries. For certain pension plans, Cemex has established irrevocable trust funds to cover future benefit payments, referred to as plan assets. Plan assets are measured at fair value as of the statement of financial position date. All actuarial gains and losses for the period, including differences between projected and actual actuarial assumptions and between expected and actual returns on plan assets, are recognized as part of “Other items of comprehensive income, net” within stockholders’ equity.
Service cost, reflecting the increase in obligations for additional employee benefits earned during the period, is recognized as operating cost and expense. Net interest cost, arising from changes in obligations due to net present value adjustments and changes in the estimated fair value of plan assets, is recognized in “Financial income and other items, net.”
Termination benefits
Termination benefits, not associated with a restructuring event, which mainly represent severance payments, are recognized in the operating results for the period in which they are incurred. In the event of restructuring, the expenses are recognized within “Other expenses, net” (note 8).

3.10)	INCOME TAXES (note 21)
The income taxes reflected in the Income Statement include the amounts incurred during the period and the amounts of deferred income taxes, determined according to the income tax law applicable to each subsidiary, reflecting any uncertainty in income tax treatments and include the effects measured in each subsidiary by applying the enacted statutory income tax rate at the end of the reporting period. According to IFRS, all items charged or credited directly in stockholders’ equity or as part of other comprehensive income or loss for the period are recognized net of their current and deferred income tax effects. The effect of a change in enacted statutory tax rates is recognized in the period in which the change is officially enacted.
Deferred income taxes
Deferred tax assets are reviewed at each reporting date and are derecognized if it is not probable that the related tax benefit will be realized. Cemex considers the total amount of tax loss carryforwards it expects will not be rejected by tax authorities, based on available evidence and the likelihood of recovery before expiration, using estimated future taxable income. In assessing the probability of recovery, Cemex evaluates all relevant positive and negative evidence, including market conditions, industry analysis, expansion plans, projected taxable income, carryforward periods, current and potential changes in tax structure, tax planning strategies, and future reversals of temporary differences. Deferred income tax assets and liabilities from different tax jurisdictions are not offset.
Uncertain tax positions
The income tax effects of uncertain tax positions are recognized when it is probable that the position will be sustained based on its technical merits and assuming that the tax authorities will examine each position with full knowledge of all relevant information. For each position, Cemex considers its probability, regardless of its relation to any broader tax settlement. The probability threshold represents management’s positive assertion that Cemex is entitled to the economic benefits of a tax position. If a tax position is considered not probable to be sustained, no benefits of the position are recognized. Interest and penalties related to unrecognized tax benefits are recorded as part of the income tax in the Income Statements based on the Company’s analysis of the nature of such interest and penalties, considering recent IFRS Interpretations Committee guidance.
Effective income tax rate
The effective income tax rate is calculated by dividing “Income tax” by “Earnings before income tax.” This rate is subsequently reconciled with Cemex’s statutory tax rate in Mexico. Differences between Mexico’s 30% statutory tax rate and the tax rates in other countries where Cemex operates, as well as variations in expense recognition for financial reporting and tax purposes, significantly influence this reconciliation (note 21.3).

For the years ended December 31, 2025, 2024 and 2023, the statutory tax rates for Cemex’s operating segments were as follows:

Country	2025	2024	2023
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
Europe	9.0% - 28.2%	9.0% - 28.2%	9.0% - 28.2%
Middle East and Africa	9.0% - 23.0%	9.0% - 23.0%	22.5% - 23.0%
SCA&C	9.0% - 35.0%	9.0% - 35.0%	5.5% - 35.0%
Cemex’s current and deferred income tax amounts in the Income Statement for the period are highly variable. This variability depends on taxable income in each jurisdiction, which is influenced by sales volumes and prices, costs, exchange rate fluctuations, interest on debt, and estimated tax assets based on expected future taxable gains.

3.11)	STOCKHOLDERS’ EQUITY
Other equity reserves and subordinated notes (note 22.2)
Groups the cumulative effects of items and transactions that are, temporarily or permanently, recognized directly to stockholders’ equity, and includes the comprehensive income, which reflects certain changes in stockholders’ equity that do not result from investments by owners and distributions to owners, as well as Subordinated Notes (note 22.2).
The most significant items within “Other equity reserves and subordinated notes” during the reported periods are as follows:
Items of “Other equity reserves and subordinated notes” included in the determination of other comprehensive income:

•
Currency translation effects from the translation of foreign subsidiaries, including a) exchange results from foreign currency debt related to the acquisition of foreign subsidiaries; and b) exchange results from foreign currency related parties’ balances that are of a non-current
investment class (note 3.3);

•
The effective portion of the valuation and liquidation effects from derivative financial instruments under cash flow hedging relationships, which are recorded temporarily in stockholders’ equity (note 3.4);

•	Changes in fair value of other investments in strategic securities (note 3.4); and

•	Current and deferred income taxes during the period arising from items which effects are directly recognized in stockholders’ equity.
Items of “Other equity reserves and subordinated notes” not included in the determination of other comprehensive income:

•	Effects related to controlling stockholders’ equity for changes or transactions affecting non-controlling interest stockholders in Cemex’s consolidated subsidiaries;

•
Effects attributable to controlling stockholders’ equity for financial instruments issued by consolidated subsidiaries that qualify for accounting purposes as equity instruments, such as the interest expense paid on perpetual debentures;

•	The balance of Subordinated Notes with no fixed maturity and any interest accrued thereof; and

•	The cancellation of the Parent Company’s shares held by consolidated entities or held in trust for the liquidation of executive long-term share-based compensation.

3.12)	EXECUTIVE SHARE-BASED COMPENSATION (note 23)
Share-based payments to executives are defined as equity instruments when services received from employees are settled by delivering shares of the Parent Company; or as liability instruments when Cemex commits to making cash payments to the executives upon exercising the awards based on changes in the Parent Company stock (intrinsic value). The cost of equity instruments represents their estimated fair value at the date of grant and is recognized in the operating results during the periods in which the executives release any restriction. Cemex does not grant liability instruments.

3.13)	ALLOWANCES RELATED TO EMISSIONS OF CO 2
In certain countries where Cemex operates, including the EU countries and the United Kingdom, among others, mechanisms aimed at reducing carbon dioxide emissions have been established, such as the European Union’s emissions trading system (“EU ETS”) and the United Kingdom’s emissions trading system (“UK ETS”), respectively, by means of which, under the outstanding rules, the relevant environmental authorities have granted annually to the entities that release CO
2
,
such as the cement industry, certain number of carbon emission rights (“Allowances”) free of cost. Entities in turn must submit to such environmental authorities at the end of the compliance period, Allowances for a volume equivalent to the tons of CO
2
released. Companies must buy additional Allowances to meet deficits between actual CO
2
emissions during the compliance period and Allowances received. In general, failure to deliver the required Allowances is subject to significant monetary penalties. Entities may also dispose of any surplus of Allowances in the market. The trend is that Allowances received free of cost will be reduced over time from 2026 to zero by 2034 so that entities are compelled to act and gradually reduce the aggregate volume of emissions. EU ETS and UK ETS rules are periodically reviewed to ensure they remain effective and aligned with the EU’s and UK’s climate goals respectively. Forward purchase commitments are in place to address a significant portion of the projected deficit for 2029 and 2030 (note 25.1).
Cemex accounts for the effects associated with CO
2
emission reduction mechanisms as follows:

•	Allowances received without payment are recognized at zero cost in the statement of financial position.

•	Revenues from the sale of excess Allowances is recognized in the Income Statement in the period it occurs.

•	Allowances acquired to hedge expected CO 2 emissions deficits for internal use only are recognized as intangible assets at cost and allocated to the cost of sales during the relevant compliance period.

•	Cemex accrues a provision at market value against the cost of sales if current CO 2 emissions exceed available emission rights and additional Allowances have not yet been acquired.

3.14)	CONCENTRATION OF CREDIT
Cemex primarily sells to construction industry distributors, with no specific geographic concentration within its operating countries. For the years ended December 31, 2025, 2024, and 2023, no single customer accounted for a significant share of reported sales or trade accounts receivable. Similarly, purchases were not significantly concentrated with any single supplier.

3.15)	NEWLY ISSUED IFRS NOT YET ADOPTED
Several amendments and new IFRS have been issued but are not yet effective. Cemex is reviewing these standards and will adopt them on their respective effective dates. None is expected to have a material adverse impact on our results of operations, liquidity, or financial condition.

Standard	Main topic	Effective date
Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures
The amendments to IFRS 9 and IFRS 7 clarify the derecognition of financial liabilities on the settlement date, allowing accounting options for electronic settlements and require additional disclosures for financial assets and liabilities with contingent terms, including Environmental, Social and Governance features.
January 1, 2026
Contract referencing nature-dependent electricity contracts: Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments	The amendments allow a company to apply the own-use exemption to Power Purchase Agreement if the company has been, and expects to be, a net-purchaser of electricity for the contract period.	January 1, 2026
In addition, IFRS 18,
Presentation and Disclosure in Financial Statements
, will replace IAS 1 effective January 1, 2027. It
introduces new categories and subtotals in the statement of profit or loss, requires disclosure of management-defined performance measures, and sets new requirements for the location, aggregation, and disaggregation of financial information. Foreign exchange results must be classified by the related income and expenses categories, requiring further disaggregation and affecting the operating, investing, and financing sections. Moreover, the Cash Flow Statement requires operating profit as the starting point. It also standardizes the classification of interest and dividends to match their treatment in the “Income statement”. These changes affect how Cemex presents cash flows from operating, investing, and financing activities. In addition to assessing the impact of these changes, Cemex is currently updating and designing changes to its systems to address the categories in the Income Statement.